Shareholder Report, Average Annual Return (Details)						3 Months Ended	6 Months Ended	12 Months Ended		60 Months Ended	72 Months Ended	115 Months Ended	116 Months Ended	120 Months Ended
	Oct. 04, 2024	Jun. 28, 2024	Dec. 31, 2018	May 27, 2015	May 05, 2015	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2014	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
C000250884
Average Annual Return [Line Items]
Line Graph and Table Measure Name	BTS Enhanced Equity Income Fund
Average Annual Return, Percent						(9.55%)
C000250886
Average Annual Return [Line Items]
Line Graph and Table Measure Name		BTS Enhanced Equity Income Fund
C000199071
Average Annual Return [Line Items]
Line Graph and Table Measure Name			BTS Managed Income Fund
Average Annual Return, Percent								1.81%		(0.14%)	0.55%
C000199072
Average Annual Return [Line Items]
Line Graph and Table Measure Name								BTS Managed Income Fund
C000199073
Average Annual Return [Line Items]
Line Graph and Table Measure Name			BTS Managed Income Fund
C000199074
Average Annual Return [Line Items]
Line Graph and Table Measure Name								BTS Managed Income Fund
C000126293
Average Annual Return [Line Items]
Line Graph and Table Measure Name									BTS Tactical Fixed Income Fund
Average Annual Return, Percent								1.34%		(2.44%)				(0.15%)
C000126294
Average Annual Return [Line Items]
Line Graph and Table Measure Name									BTS Tactical Fixed Income Fund
C000126295
Average Annual Return [Line Items]
Line Graph and Table Measure Name				BTS Tactical Fixed Income Fund
C000150698
Average Annual Return [Line Items]
Line Graph and Table Measure Name								BTS Tactical Fixed Income Fund
Without Sales Load [Member] | C000250884
Average Annual Return [Line Items]
Average Annual Return, Percent						(6.02%)
Without Sales Load [Member] | C000250886
Average Annual Return [Line Items]
Average Annual Return, Percent							1.48%
Without Sales Load [Member] | C000199071
Average Annual Return [Line Items]
Average Annual Return, Percent								5.82%		0.90%	1.42%
Without Sales Load [Member] | C000199072
Average Annual Return [Line Items]
Average Annual Return, Percent								4.96%		0.27%	0.89%
Without Sales Load [Member] | C000199073
Average Annual Return [Line Items]
Average Annual Return, Percent								6.09%		1.08%	1.58%
Without Sales Load [Member] | C000199074
Average Annual Return [Line Items]
Average Annual Return, Percent								5.56%		0.69%	1.24%
Without Sales Load [Member] | C000126293
Average Annual Return [Line Items]
Average Annual Return, Percent								5.29%		(1.44%)				0.36%
Without Sales Load [Member] | C000126294
Average Annual Return [Line Items]
Average Annual Return, Percent								4.54%		(2.18%)				(0.38%)
Without Sales Load [Member] | C000126295
Average Annual Return [Line Items]
Average Annual Return, Percent								5.59%		(1.18%)		0.43%
Without Sales Load [Member] | C000150698
Average Annual Return [Line Items]
Average Annual Return, Percent								5.02%		(1.66%)			(0.04%)
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent						2.58%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent							8.44%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent								1.25%		(0.33%)	1.13%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent								1.25%		(0.33%)	1.13%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent								1.25%		(0.33%)	1.13%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent								1.25%		(0.33%)	1.13%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name									Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent								1.25%		(0.33%)				1.35%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name									Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent								1.25%		(0.33%)				1.35%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent								1.25%		(0.33%)		1.32%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent								1.25%		(0.33%)			1.33%